Noncontrolling Interest - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Controlling interest percentage		55.00%
Noncontrolling interest percentage		45.00%
Distribution to partners	$ 10,000	$ 8,325
Payable To Vodafone
Noncontrolling Interest [Line Items]
Distribution to partners	$ 4,500	$ 3,800